CASH AND RESTRICTED CASH	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

NOTE 4: CASH AND RESTRICTED CASH

Cash and restricted cash are as follows:

	June 30, 2021	December 31, 2020
Cash on hand	$109	$141
Bank balances	137,421	29,517
Restricted cash	165,488	28,746
Total	$303,018	$58,404

ASU 2016-18, “Statements of Cash Flows” (Topic 230) was adopted by the Company in 2017. In accordance with this standard, restricted cash and restricted cash equivalents is included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the Statements of Cash Flows. During the six months ended June 30, 2021 and the year ended December 31, 2020 there were no cash equivalents.

NOTE 4: CASH AND RESTRICTED CASH

Cash and restricted cash are as follows:

	December 31, 2020	December 31, 2019
Cash on hand	$141	$252
Bank balances	29,517	8,842
Restricted cash	28,746	182,627
Total	$58,404	$191,721

ASU 2016-18, “Statements of Cash Flows” (Topic 230) was adopted by the Company in 2017. In accordance with this standard, restricted cash and restricted cash equivalents is included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the Statements of Cash Flows. During the years ended December 31, 2020 and December 31, 2019, there were no cash equivalents.